e) Expenses planned for 2022 (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	R$ 17
Interest on actuarial obligations	(1,063)
Earnings expected from assets	3,799
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	(90)
Earnings expected from assets	834
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	57
Earnings expected from assets
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	160
Earnings expected from assets	708
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	213
Interest on actuarial obligations	535
Earnings expected from assets
Expenditure Planned For 2021 [Member] | P B S [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	4
Interest on actuarial obligations	3,289
Earnings expected from assets	(4,841)
Interest on the effect of the (asset)/liability limit	1,552
Total unrecognized net expense (revenue)	4
Expenditure Planned For 2021 [Member] | P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	769
Earnings expected from assets	(1,257)
Interest on the effect of the (asset)/liability limit	284
Total unrecognized net expense (revenue)	(204)
Expenditure Planned For 2021 [Member] | Managementagreement [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	10
Earnings expected from assets	(35)
Interest on the effect of the (asset)/liability limit	10
Total unrecognized net expense (revenue)	(15)
Expenditure Planned For 2021 [Member] | P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	57
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	57
Expenditure Planned For 2021 [Member] | A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	1,242
Earnings expected from assets	(1,008)
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	234
Expenditure Planned For 2021 [Member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	121
Interest on actuarial obligations	290
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 411